Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Details of reserves, net of taxes
(1)	Details of reserves, net of taxes, as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Valuation gain on available-for-sale financial assets	￦	168,211	12,534
Other comprehensive loss of investments in associates		(320,060)	(179,167)
Valuation loss on derivatives		(73,828)	(96,418)
Foreign currency translation differences for foreign operations		(9,050)	36,868

	￦	(234,727)	(226,183)

Changes in reserves
(2)	Changes in reserves for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)	2017
	Valuation gain on available-for-sale financial assets		Other compre- hensive loss of investments in associates	Valuation gain (loss) on derivatives	Foreign currency translation differences for foreign operations	Total
Balance at January 1, 2017	￦	12,534	(179,167)	(96,418)	36,868	(226,183)
Changes, net of taxes		155,677	(140,893)	22,590	(45,918)	(8,544)

Balance at December 31, 2017	￦	168,211	(320,060)	(73,828)	(9,050)	(234,727)

(In millions of won)
	2016
	Valuation gain (loss) on available-for-sale financial assets		Other compre- hensive loss of investments in associates	Valuation loss on derivatives	Foreign currency translation differences for foreign operations	Total
Balance at January 1, 2016	￦	232,316	(169,520)	(83,200)	29,707	9,303
Changes, net of taxes		(219,782)	(9,647)	(13,218)	7,161	(235,486)

Balance at December 31, 2016	￦	12,534	(179,167)	(96,418)	36,868	(226,183)

Valuation gain (loss) on available-for-sale financial assets [Member]
Changes in reserves
(3)	Changes in valuation gain on available-for-sale financial assets for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Balance at January 1	￦	12,534	232,316
Amount recognized as other comprehensive income during the year, net of taxes		132,586	4,606
Amount reclassified through profit or loss, net of taxes 23,091		23,091	(224,388)

Balance at December 31	￦	168,211	12,534

Valuation gain (loss) on derivatives [Member]
Changes in reserves
(4)	Changes in valuation gain (loss) on derivatives for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Balance at January 1	￦	(96,418)	(83,200)
Amount recognized as other comprehensive loss during the year, net of taxes		17,965	(12,213)
Amount reclassified through profit or loss, net of taxes		4,625	(1,005)

Balance at December 31	￦	(73,828)	(96,418)